Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 477,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	65,908.22
Total Offset Amount	0.00
Net Fee	$ 65,908.22